SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Basis of Presentation - Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012 USD ($)
Basis of Presentation [Line Items]
Postpone period for planned capital expenditures	12 months	12 months
Net loss	$ (23,400,346)		$ (31,077,215)	$ (23,967,870)
Current liabilities, net of current assets	58,210,118
Cash and cash equivalents	8,541,890		19,466,735	$ 38,932,934		$ 29,012,381
Short-term bank loans	9,243,995		13,847,031
Convertible promissory notes	$ 55,889,559		$ 55,018,674
Subway Business [Member]
Basis of Presentation [Line Items]
Percentage of equity interest to be sold	49.00%				49.00%
Other PRC Financial Institutes [Member]
Basis of Presentation [Line Items]
Period in which debt utilize for working capital purpose	12 months	12 months
China Construction Bank [Member]
Basis of Presentation [Line Items]
Face amount of bank borrowings	$ 12,200,000
China Construction Bank [Member] | RMB [Member]
Basis of Presentation [Line Items]
Face amount of bank borrowings | ¥					¥ 80,000,000
China Construction Bank [Member] | Prime Rate [Member]
Basis of Presentation [Line Items]
Description of variable rate basis	Prime Rate	Prime Rate
China Construction Bank [Member] | Prime Rate [Member] | Maximum [Member]
Basis of Presentation [Line Items]
Interest rate based on percentage of variable rate basis	102.66%	102.66%
China Construction Bank [Member] | Prime Rate [Member] | Minimum [Member]
Basis of Presentation [Line Items]
Interest rate based on percentage of variable rate basis	99.615%	99.615%
Vision China Media Groups Subway Mobile TV Advertising Business [Member] | Ledman Optoelectronic Co Ltd [Member]
Basis of Presentation [Line Items]
Aggregate consideration	$ 58,300,000
Cash consideration | ¥		¥ 61,000,000
Other amount in cash with restriction that such cash need to be used for purchasing the shares | ¥		¥ 321,200,000
Vision China Media Groups Subway Mobile TV Advertising Business [Member] | Ledman Optoelectronic Co Ltd [Member] | RMB [Member]
Basis of Presentation [Line Items]
Aggregate consideration | ¥					¥ 382,200,000